Borrowings - Schedule of Non-Current and Current Borrowings (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 246,189
Repayments	(117,762)
Proceeds	95,315
Other	1,055
At end of period	224,797
Non-current	128,144	€ 162,123
Current	96,653	€ 84,066
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	246,189
Repayments	(72,762)
Proceeds	49,881
Other	1,055
At end of period	224,363
Non-current	127,710
Current	96,653
Other borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	0
Repayments	(45,000)
Proceeds	45,434
Other	0
At end of period	434
Non-current	434
Current	€ 0